Investments in Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity loss on investments	$ (97)	$ (738)	$ (206)	$ (3,326)
CTTC
Schedule of Equity Method Investments [Line Items]
Amount invested						$ 4,300
Ownership interest percentage						49.00%
Equity loss on investments			$ 200		$ 4,000